Borrowings - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended
	Oct. 31, 2012	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2014	Nov. 30, 2011	Dec. 31, 2011	Jul. 31, 2012	Jul. 14, 2014
Debt Instrument [Line Items]
Issuance of convertible note									$ 1,000,000
Convertible notes, gross proceeds					5,300,000
Number of investors							18
Convertible notes description			The notes were payable at the earlier of (i) the sale of the Company or (ii) the liquidation of the Company and bore interest at the rate of 8.0% simple interest per annum, to be accrued but not payable unless and until the principal was repaid.
Convertible notes, interest rate			8.00%
Convertible notes conversion terms			The notes also included a requirement for mandatory conversion, upon the closing of a future equity financing of at least $15.0 million from new investors, into either Series B Redeemable Preferred Stock or the new equity security issued in the financing transaction.
Percentage of warrants to be received by note holders			25.00%
Convertible debt, amount of converted note	300,000
Debt issuance costs for legal and banking services			115,000		(24,000)
Fair value of warrants issued					1,100,000			1,100,000
Fair value of beneficial conversion of note plus interest					1,300,000			1,300,000
Convertible notes, amortization of deferred financing costs and accretion of discounts			19,000	0	1,814,000
Credit facility expiration date		Oct. 31, 2014
First Amendment [Member]
Debt Instrument [Line Items]
Credit facility expiration date		Mar. 31, 2015
MidCap Financial SBIC, LP [Member]
Debt Instrument [Line Items]
Convertible notes, interest rate						7.50%
Line of credit facility maximum amount						20,000,000
Credit facility amount			10,000,000			10,000,000
Credit facility expiration date			Oct. 31, 2014
Number of installments for principal payments			36 months
Debt instrument fee amount						50,000
Debt instrument maturity date			Jan. 01, 2019
Debt instrument redemption percentage						6.50%
Notes payable issue for first tranche										10,000,000
Credit facility assigned to Silicon Valley Bank		2,500,000
MidCap Financial SBIC, LP [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Number of tranches						2
Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Line of credit facility maximum amount		2,500,000
Warrant [Member]
Debt Instrument [Line Items]
Debt issuance costs, warrants issued for banking services					100,000
Legal and Banking Services [Member]
Debt Instrument [Line Items]
Debt issuance costs for legal and banking services					500,000
Accretion of Series B [Member]
Debt Instrument [Line Items]
Converted notes, amount							175,000
Converted notes, shares							47,064
Series B Preferred Stock [Member]
Debt Instrument [Line Items]
Convertible notes conversion, shares issued	1,463,937
Convertible notes conversion, warrants issued	365,986
Notes Issued in November 2011 [Member]
Debt Instrument [Line Items]
Beneficial conversion feature associated with notes payable	1,000,000
Additional Notes Issued in 2012 [Member]
Debt Instrument [Line Items]
Beneficial conversion feature associated with notes payable	300,000
Mid Cap [Member]
Debt Instrument [Line Items]
Estimated fair value of the debt			10,100,000
Devon Park Bioventures [Member]
Debt Instrument [Line Items]
Issuance of convertible note							3,000,000
Convertible notes, gross proceeds							2,500,000	500,000
Other Investors [Member]
Debt Instrument [Line Items]
Convertible notes, gross proceeds							$ 1,300,000